Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Receivables [Abstract]
Summary Of Other Current Receivables

	2022	2021
Value added tax	11,109	20,801
Advance payments to vendors	3,078	3,915
Other	3,631	7,513
Total	17,818	32,229